Property, Plant and Equipment Schedule of Property, Plant and Equipment (Details) CAD in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 CAD	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD	Dec. 31, 2016 USD ($)
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	CAD 14,174.9
End of period	14,062.4		CAD 14,174.9
General and administrative costs capitalized	50.4		47.9
Share-based compensation expense capitalized	12.0		14.3
Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	24,949.3
End of period	25,987.5		24,949.3
Accumulated depreciation, amortization and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(10,774.4)
End of period	(11,925.1)		(10,774.4)
Development and production assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	14,111.4		14,881.9
Acquisitions through business combinations, net	220.2		218.2
Additions		$ 1,211.8	909.5
Dispositions, net		(332.7)	(56.4)
Transfers from exploration and evaluation assets		541.4	238.3
Reclassified as assets held for sale | $		(26.4)		$ 0.0
Depreciation	1,394.4		1,427.0
Impairment		(203.6)	(611.4)
Foreign exchange	(123.7)		(41.7)
End of period	14,004.0		14,111.4
Development and production assets | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	24,846.9		23,677.4
End of period	25,881.1		24,846.9
Development and production assets | Accumulated depreciation, amortization and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(10,735.5)		(8,795.5)
End of period	(11,877.1)		(10,735.5)
Future development costs
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	6,800.0
End of period	7,000.0		6,800.0
Corporate assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	63.5		71.8
Additions		$ 4.2	0.9
Depreciation	(9.1)		(9.2)
Foreign exchange	(0.2)		0.0
End of period	58.4		63.5
Corporate assets | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	102.4		101.5
End of period	106.4		102.4
Corporate assets | Accumulated depreciation, amortization and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning of period	(38.9)		(29.7)
End of period	CAD (48.0)		CAD (38.9)